Convertible bonds	12 Months Ended
Dec. 31, 2017
Convertible bonds
Convertible bonds

32.        Convertible bonds

(i)	Redemption of zero coupon convertible bonds

The Company exercised its right to redeem the US$200.0 million zero coupon convertible bonds due 2018, the US$86.8 million zero coupon convertible bonds due 2018, the US$95.0 million zero coupon convertible bonds due 2018 and the US$22.2 million zero coupon convertible bonds due 2018 (the “Bonds”) on March 10, 2017 being the option redemption date when all of the Bonds would be redeemed in cash at 100% of the Bonds’ principal amount. The conversion price is HK$7.965, approximately US$1.027. On March 3, 2017, the Company received notices from all holders of the Bonds for the full conversion of the outstanding Bonds. As all outstanding Bonds have been fully converted and no Bonds remain outstanding, no redemption of the Bonds will be carried out. The Company delisted the Bonds from the Singapore Exchange Securities Trading Limited.

(ii)Issue of US$450 million zero coupon convertible bonds due 2022

The Company issued convertible bonds at a par value of US$250,000 each with an aggregate principal amount of US$450,000,000 on July 7, 2016 (the “2016 Convertible Bonds”).

The principal terms of the 2016 Convertible Bonds are as follows:

(1)	Denomination of the 2016 Convertible Bonds — The 2016 Convertible Bonds are denominated in USD.
(2)	Maturity date — Six years from the date of issuance, which is July 7, 2022 (“Maturity Date”).
(3)

Interest — The 2016 Convertible Bonds do not bear interest unless, upon due presentation thereof, payment of principal or premium (if any) is improperly withheld or refused. In such event, such unpaid amount shall bear interest at the rate of 2.0 per cent. per annum.

(4)	Conversion —
a)

Conversion price — The price is HK$0.9250 per each new share to be issued upon conversion of the 2016 Convertible Bonds (“Conversion Share”), subject to anti-dilutive adjustment in accordance with the terms of the bonds, including subdivision, reclassification or consolidation of shares of the Company, capitalization of profits or reserves, capital distribution, issuance of options or rights, and certain other events. With the Share Consolidation effective on December 7, 2016, the conversion price was adjusted to HK$9.250 per share.

b)

Conversion period — The Bondholder has the right to convert the 2016 Convertible Bonds into shares at any time on or after August 17, 2016 up to the close of business on the date falling seven days prior to the Maturity Date or if such bonds shall have been called for redemption before the Maturity Date, the conversion period will end at the close of business on the seventh day before the date fixed for redemption, which is discussed below.

c)

Number of Conversion Shares issuable - 3,778,881,081 Conversion Shares will be issued upon full conversion of the 2016 Convertible Bonds based on the initial conversion price of HK$0.9250 (translated at the fixed exchange rate of HK$7.7677 = US$1.0 as pre- determined). With the Share Consolidation effective on December 7, 2016, the number of Conversion Shares were adjusted to 377,888,108 Conversion Shares.

(5)	Redemption —
a)	At the option of the Company:

(I)Redemption at maturity — The Company will redeem the outstanding 2016 Convertible Bonds at principal amount on the Maturity Date.

(II)Redemption for tax reasons — The Company will redeem all and not only some of the 2016 Convertible Bonds at their principal amount, at its option, at any time, on giving not less than 30 nor more than 60 days’ notice to the Bondholders on the date specified in the Tax Redemption Notice.

(III)Redemption at the Option — The Company may, having given not less than 45 nor more than 60 days’ notice, redeem all and not some only of the Bonds at any time after July 7, 2020 at their principal amount if the Closing Price of a share for any 20 consecutive Trading Days, the last of which occurs not more than 10 days prior to the date upon which notice of such redemption is given, was at least 130% of the Conversion Price then in effect immediately prior to the date upon which notice of such redemption is given. If at any time the aggregate principal amount of the outstanding 2016 Convertible Bonds is less than 10% of the aggregate principal amount originally issued, the Issuer may redeem all and not only some of such outstanding 2016 Convertible Bonds at their principal amount.

b)	At the option of the Bondholder:

(I)Redemption on change of control — Upon the occurrence of a Change of Control, the Bondholder will have the right, at such holder’s option, to require the Company to redeem all or some only of such holder’s bonds on the Change of Control put date at their principal amount of the 2016 Convertible Bonds.

(II)Redemption at the option — The holders of each Bond will have the right at such holder’s option, to require the Issuer to redeem all or some only of the 2016 Convertible Bonds of such holder on July 7, 2020 at their principal amount.

(6)

Purchase — The Issuer or any of their respective Subsidiaries may, subject to applicable laws and regulations, at any time and from time to time purchase the 2016 Convertible Bonds at any price in the open market or otherwise.

(7)

Cancellation — All the 2016 Convertible Bonds which are redeemed, converted or purchased by the Issuer or any of its Subsidiaries, will forthwith be cancelled. Certificates in respect of all the 2016 Convertible Bonds cancelled will be forwarded to or to the order of the Registrar and such 2016 Convertible Bonds may not be reissued or resold.

The 2016 Convertible Bonds issued at July 7, 2016 is a compound instrument included a liability component and an equity component. There are embedded derivatives in respect of the early redemption features of the 2016 Convertible Bonds, which are deemed to be clearly and closely related to the host contract and therefore, do not need to be separately accounted for. As at the date of issue, the fair value of the liability component of the 2016 Convertible Bonds was approximately US$387.9 million and the equity component was approximately US$52.9 million, determined  by deducting the amount of the liability component from the fair value of the compound instrument as a whole.

USD’000
Principal amount	450,000
Transaction cost	(9,194)
Liability component as at the date of issue	(387,871)
Equity component as at the date of issue	52,935

Subsequent to the initial recognition, the liability component of the 2016 Convertible Bonds was carried at amortized cost using the effective interest method. The effective interest rate of the liability component of the 2016 Convertible Bonds was 3.78% per annum. The movement of the liability component and the equity component of the 2016 Bonds for the year ended December 31, 2017 is set out below:

	Liability	Equity
	Component	Component	Total
	USD’000	USD’000	USD’000
As at the date of issue	387,871	52,935	440,806
Interest charged	7,339	—	7,339
Balance at December 31, 2016	395,210	52,935	448,145
Interest charged	14,913	—	14,913
Conversion options exercised	(6,794)	(882)	(7,676)
As at December 31, 2017	403,329	52,053	455,382

The equity component will remain in convertible bond equity reserve until the embedded conversion option is exercised or the 2016 Convertible Bonds mature.